Document and Entity Information	Mar. 26, 2021
Prospectus:
Document Type	497
Document Period End Date	Mar. 26, 2021
Entity Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2021
Document Effective Date	Mar. 26, 2021
Prospectus Date	Aug. 01, 2020
Pacific Funds Portfolio Optimization Moderate | ADVISOR CLASS
Prospectus:
Trading Symbol	POMDX
Pacific Funds Portfolio Optimization Moderate | CLASS A
Prospectus:
Trading Symbol	POCAX
Pacific Funds Portfolio Optimization Moderate | CLASS C
Prospectus:
Trading Symbol	POMCX